Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segment Information [Abstract]
Schedule of Management Monitors the Results of the Group’s Operating Segments

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating profit/(loss) before tax.

	Hong Kong	Singapore	Philippines	Taiwan	Total
	US$	US$	US$	US$	US$
Year ended December 31, 2025
Segment revenue
Sales to external customers	31,116,926	30,933,640	7,372,109	4,003,706	73,426,381

Segment profit/(loss) (Note)	1,559,363	(86,764)	(1,662,319)	(109,698)	(299,418)
Reconciliation:
Interest income					581,768
Finance costs					(53,853)
Depreciation and amortization					(1,012,507)
Written off of intangible assets					(1,193,246)
Equity-settled share-based payment expense					(1,288,714)
Changes in fair value of financial instruments					262,829
Unrealized foreign exchange differences, net					4,800,870
Technology costs – other corporate					(2,811,975)
Investor relations costs – other corporate					(565,982)
Legal and professional fees – other corporate					(2,646,323)
Other corporate costs					(912,019)
Loss before tax					(5,138,570)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2024
Segment revenue
Sales to external customers	30,443,311	30,890,285	12,843,932	5,136,523	196,695	-	-	79,510,746

Segment loss	(2,585,990)	(6,501,311)	(1,726,411)	(1,331,595)	(552,509)	(88,113)	(11,432,169)	(24,218,098)
Reconciliation:
Interest income								1,478,436
Gain on disposal of assets in Malaysian operations								600,000
Finance costs								(25,472)
Depreciation and amortization								(4,042,969)
Impairment of intangible assets								(4,541,074)
Equity-settled share-based payment expense								(3,179,214)
Changes in fair value of financial instruments								446,811
Unrealized foreign exchange differences, net								(4,196,831)

Loss before tax								(37,678,411)
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2023
Segment revenue
Sales to external customers	26,947,177	32,069,713	14,169,389	6,742,747	738,053	4,002	-	80,671,081

Segment profit/(loss)	680,500	(1,579,640)	768,659	(826,446)	(485,596)	(105,546)	(5,216,442)	(6,764,511)
Reconciliation:
Interest income								872,503
Finance costs								(19,028,007)
Depreciation and amortization								(7,164,677)
Impairment of intangible assets								(3,105,507)
Equity-settled share-based payment expense								(6,629,044)
Other long-term employee benefits expense								(109,702)
Changes in fair value of financial instruments								(57,333,432)
Share-based payment on listing								(67,027,178)
Transaction expenses								(6,643,367)
Other equity-settled transactions								(500,000)
Unrealized foreign exchange differences, net								895,392

Loss before tax								(172,537,530)

Schedule of Segment Information on Non-Current Assets

Information about the Group’s non-current assets is presented based on the geographical location of the assets and excludes financial instruments.

	2025	2024
	US$	US$

Hong Kong	298,503	119,515
Singapore	996,304	1,693,004
Philippines	382,408	121,049
Taiwan	36,814	42,735
Malaysia	17,655	-

Total non-current assets	1,731,684	1,976,303